ActivePassive U.S. Equity ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 93.5%	Shares	Value
Automobiles & Components - 2.0%
Ford Motor Co.	199,848	$ 3,485,349
General Motors Co.	42,453	3,533,788
Tesla, Inc. (a)	100,589	43,835,680
		50,854,817

Banks - 2.7%
Bank of America Corp.	200,827	10,362,673
Citigroup, Inc.	77,147	9,712,807
Citizens Financial Group, Inc.	13,271	826,252
Fifth Third Bancorp	13,720	685,040
Huntington Bancshares, Inc./OH	87,299	1,428,212
JPMorgan Chase & Co.	100,858	30,187,808
KeyCorp	27,417	584,805
M&T Bank Corp.	4,906	1,060,236
PNC Financial Services Group, Inc.	7,436	1,644,248
Regions Financial Corp.	33,397	935,116
Truist Financial Corp.	32,646	1,573,864
US Bancorp	44,744	2,454,208
Wells Fargo & Co.	100,816	7,817,273
		69,272,542

Capital Goods - 6.5%
3M Co. (b)	18,231	2,791,713
AerCap Holdings NV	73,380	10,228,438
AMETEK, Inc.	5,283	1,193,166
Armstrong World Industries, Inc. (b)	38,030	6,004,937
Axon Enterprise, Inc. (a)	2,684	1,204,364
Bloom Energy Corp. - Class A (a)	4,553	1,297,605
Boeing Co. (a)	26,640	6,157,836
Carrier Global Corp.	19,365	1,236,843
Caterpillar, Inc.	16,095	14,097,128
Cummins, Inc.	6,950	4,494,078
Deere & Co.	8,114	4,399,249
Dover Corp.	18,324	3,872,961
Eaton Corp. PLC	11,262	4,511,557
Emerson Electric Co.	16,144	2,321,830
Fastenal Co.	34,885	1,541,917
Ferguson Enterprises, Inc.	11,475	2,593,006
Fortive Corp.	16,367	954,523
GE Vernova, Inc.	9,337	9,041,204
General Dynamics Corp.	14,480	5,021,954
General Electric Co.	32,792	10,616,738
HEICO Corp.	1,010	351,662
HEICO Corp. - Class A (b)	1,057	274,619
Honeywell International, Inc.	21,647	5,148,955
Howmet Aerospace, Inc.	13,457	3,475,270
Hubbell, Inc. (b)	1,008	477,399
Illinois Tool Works, Inc.	7,658	1,893,670
Ingersoll Rand, Inc.	5,983	428,622
Johnson Controls International PLC	33,162	4,445,698
L3Harris Technologies, Inc.	11,153	3,515,203
Lockheed Martin Corp.	6,735	3,572,581

Northrop Grumman Corp.	6,632	3,738,326
Otis Worldwide Corp.	10,205	722,922
PACCAR, Inc.	18,750	2,069,437
Parker-Hannifin Corp.	4,995	4,218,927
Quanta Services, Inc.	4,664	3,319,509
Raytheon Technologies Corp.	54,732	9,833,151
Rocket Lab Corp. (a)	9,943	1,426,622
Rockwell Automation, Inc.	3,540	1,596,752
Snap-on, Inc.	7,899	2,932,188
Sunbelt Rentals Holdings, Inc.	990	77,270
Toro Co.	46,722	4,199,373
Trane Technologies PLC	6,285	2,836,420
TransDigm Group, Inc.	1,189	1,496,142
United Rentals, Inc.	2,548	2,536,967
Vertiv Holdings Co. - Class A	13,219	4,173,370
Westinghouse Air Brake Technologies Corp.	4,518	1,179,921
WW Grainger, Inc.	1,009	1,245,348
Xylem, Inc.	9,133	1,000,429
		165,767,800

Commercial & Professional Services - 0.9%
Automatic Data Processing, Inc.	10,705	2,374,797
Broadridge Financial Solutions, Inc.	8,449	1,298,780
Casella Waste Systems, Inc. - Class A (a)(b)	40,341	3,314,820
Cintas Corp.	15,288	2,618,223
Copart, Inc. (a)	13,987	458,354
Equifax, Inc.	2,031	336,719
Leidos Holdings, Inc.	10,232	1,307,650
Paychex, Inc.	7,313	709,215
Republic Services, Inc.	7,404	1,484,058
Rollins, Inc.	8,552	407,075
SS&C Technologies Holdings, Inc.	27,535	1,859,163
UniFirst Corp.	14,364	3,812,493
Verisk Analytics, Inc.	2,132	373,079
Waste Connections, Inc.	6,712	1,000,222
Waste Management, Inc.	7,872	1,664,613
		23,019,261

Consumer Discretionary Distribution & Retail - 5.2%
Amazon.com, Inc. (a)	343,897	93,072,284
Carvana Co. (a)(b)	23,268	1,698,564
eBay, Inc.	10,290	1,124,389
Genuine Parts Co.	4,524	446,519
Home Depot, Inc.	32,358	10,262,016
Lowe's Cos., Inc.	16,984	3,640,690
Murphy USA, Inc. (b)	14,576	7,375,893
O'Reilly Automotive, Inc. (a)	17,866	1,552,198
Ross Stores, Inc.	17,785	4,121,318
TJX Cos., Inc.	37,939	5,871,060
Tractor Supply Co.	44,214	1,394,068
Ulta Beauty, Inc. (a)	3,092	1,573,364
		132,132,363

Consumer Durables & Apparel - 0.7%
Deckers Outdoor Corp. (a)	55,897	6,363,873
DR Horton, Inc.	7,733	1,137,447
Garmin Ltd.	3,612	844,919
Lennar Corp. - Class A	3,166	284,244
Lululemon Athletica, Inc. (a)	7,616	999,067

NIKE, Inc. - Class B	39,408	1,821,832
PulteGroup, Inc.	17,985	2,125,467
Somnigroup International, Inc. (b)	64,911	4,596,348
		18,173,197

Consumer Services - 1.6%
Airbnb, Inc. - Class A (a)	12,313	1,641,446
Booking Holdings, Inc.	29,020	4,858,819
Carnival Corp. Ltd.	34,295	962,318
Chipotle Mexican Grill, Inc. (a)(b)	27,262	868,567
Churchill Downs, Inc.	80,787	7,045,434
Darden Restaurants, Inc.	9,861	2,010,756
DoorDash, Inc. - Class A (a)	11,999	1,911,321
Expedia Group, Inc.	7,487	1,690,490
Flutter Entertainment PLC (a)(b)	2,006	194,542
Hilton Worldwide Holdings, Inc.	4,871	1,596,032
Las Vegas Sands Corp.	25,074	1,267,992
Marriott International, Inc./MD - Class A	4,414	1,657,898
McDonald's Corp.	19,755	5,515,596
Royal Caribbean Cruises Ltd. (b)	11,481	3,267,837
Starbucks Corp.	38,265	3,794,357
Vail Resorts, Inc. (b)	15,886	2,122,370
Yum! Brands, Inc.	7,195	1,064,500
		41,470,275

Consumer Staples Distribution & Retail - 1.6%
Costco Wholesale Corp.	14,666	14,025,389
Dollar General Corp.	11,769	1,301,769
Dollar Tree, Inc. (a)	7,550	879,122
Kroger Co.	17,697	1,099,868
Sysco Corp.	18,344	1,390,659
Target Corp.	14,297	1,816,720
Walmart, Inc.	167,181	19,351,201
		39,864,728

Energy - 2.8%
Baker Hughes Co.	48,179	3,077,675
Cheniere Energy, Inc.	3,969	892,469
Chevron Corp.	63,381	11,564,497
ConocoPhillips	42,931	4,893,275
Devon Energy Corp.	56,906	2,531,735
Diamondback Energy, Inc.	5,178	991,483
EOG Resources, Inc.	28,243	3,767,051
EQT Corp.	23,468	1,289,097
Exxon Mobil Corp.	158,058	22,959,505
Halliburton Co.	21,367	830,108
Kinder Morgan, Inc.	44,815	1,392,850
Marathon Petroleum Corp.	9,479	2,358,091
Occidental Petroleum Corp.	20,714	1,173,034
ONEOK, Inc.	20,670	1,735,040
Phillips 66	12,451	2,189,882
SLB Ltd.	45,832	2,500,136
Targa Resources Corp.	5,571	1,420,995
Texas Pacific Land Corp.	1,488	584,784
Valero Energy Corp.	9,414	2,304,736
Williams Cos., Inc.	25,192	1,798,457
		70,254,900

Financial Services - 6.0%
American Express Co.	15,618	4,942,628
Ameriprise Financial, Inc.	372	165,804
Apollo Global Management, Inc.	11,939	1,536,669
Ares Management Corp. - Class A (b)	5,813	746,971
Bank of New York Mellon Corp.	47,415	6,611,073
Berkshire Hathaway, Inc. - Class B (a)	44,063	20,907,012
Blackrock, Inc.	5,877	6,152,514
Blackstone, Inc.	24,116	2,820,849
Block, Inc. (a)	19,321	1,462,986
Capital One Financial Corp.	19,146	3,598,108
Cboe Global Markets, Inc.	6,647	2,217,173
Charles Schwab Corp.	62,225	5,435,354
CME Group, Inc.	8,238	2,253,423
Coinbase Global, Inc. - Class A (a)	7,649	1,445,890
Corpay, Inc. (a)	1,222	442,120
Credit Acceptance Corp. (a)(b)	10,592	6,075,995
Fidelity National Information Services, Inc.	8,288	356,301
Fiserv, Inc. (a)	10,134	573,179
Global Payments, Inc.	5,153	389,103
Goldman Sachs Group, Inc.	10,354	10,618,648
Interactive Brokers Group, Inc. - Class A	8,440	734,027
Intercontinental Exchange, Inc.	13,671	2,021,257
Jack Henry & Associates, Inc. (b)	27,132	3,698,634
KKR & Co., Inc.	21,838	2,095,138
LPL Financial Holdings, Inc.	1,293	353,985
Mastercard, Inc. - Class A	26,231	12,957,589
Moody's Corp.	4,117	1,866,030
Morgan Stanley	42,085	8,753,680
MSCI, Inc.	1,336	843,524
Nasdaq, Inc.	34,207	3,164,832
Northern Trust Corp.	19,528	3,230,908
PayPal Holdings, Inc.	31,459	1,407,790
Raymond James Financial, Inc.	3,371	483,435
Robinhood Markets, Inc. - Class A (a)	33,034	3,115,106
Rocket Cos., Inc. - Class A (a)	27,509	399,156
S&P Global, Inc.	9,001	3,816,424
State Street Corp.	25,210	3,923,684
Synchrony Financial	31,014	2,215,640
T Rowe Price Group, Inc.	7,223	755,020
Visa, Inc. - Class A	57,344	18,714,788
		153,302,447

Food, Beverage & Tobacco - 2.1%
Altria Group, Inc.	80,222	5,581,847
Archer-Daniels-Midland Co.	11,933	952,015
Coca-Cola Co.	140,749	11,120,579
Constellation Brands, Inc. - Class A	1,902	264,036
General Mills, Inc.	42,225	1,427,627
Hershey Co.	1,477	286,582
Keurig Dr Pepper, Inc.	13,789	414,084
Kraft Heinz Co.	8,246	197,986
Lamb Weston Holdings, Inc. (b)	66,772	2,883,215
Marzetti Co.	30,222	3,383,051
Mondelez International, Inc. - Class A	22,229	1,359,748
Monster Beverage Corp. (a)	35,630	3,138,290
PepsiCo, Inc.	40,768	5,878,338
Philip Morris International, Inc.	51,250	9,090,725
Post Holdings, Inc. (a)(b)	48,785	4,480,414

Tyson Foods, Inc. - Class A (b)	33,920	2,069,798
		52,528,335

Health Care Equipment & Services - 2.9%
Abbott Laboratories (b)	74,566	6,382,850
Becton Dickinson & Co.	5,439	800,186
Boston Scientific Corp. (a)	43,069	2,080,663
Cardinal Health, Inc.	13,280	2,613,504
Cencora, Inc.	3,495	941,413
Centene Corp. (a)	3,943	235,003
Cigna Group	7,757	2,151,792
Cooper Cos., Inc. (a)	55,777	3,414,110
CVS Health Corp.	40,659	3,699,156
Dexcom, Inc. (a)	11,962	882,078
Edwards Lifesciences Corp. (a)	25,604	2,213,978
Elevance Health, Inc.	6,900	2,713,011
GE HealthCare Technologies, Inc.	9,915	618,101
HCA Healthcare, Inc.	7,868	2,978,353
Humana, Inc.	2,704	825,856
IDEXX Laboratories, Inc. (a)	3,250	1,831,472
Intuitive Surgical, Inc. (a)	11,963	5,079,968
Labcorp Holdings, Inc.	9,540	2,480,972
McKesson Corp.	5,062	3,758,231
Medline, Inc. (a)(b)	6,284	229,743
Medtronic PLC	78,958	5,827,890
Quest Diagnostics, Inc.	12,233	2,384,212
ResMed, Inc.	9,636	1,836,333
STERIS PLC	9,671	2,057,312
Stryker Corp.	7,272	2,218,614
UnitedHealth Group, Inc.	32,014	12,175,244
Veeva Systems, Inc. - Class A (a)	4,664	813,122
Zimmer Biomet Holdings, Inc.	1	82
		73,243,249

Household & Personal Products - 0.6%
Church & Dwight Co., Inc.	46	4,399
Colgate-Palmolive Co.	14,408	1,298,593
Estee Lauder Cos., Inc. - Class A (b)	8,568	762,124
Kenvue, Inc.	53,934	931,979
Kimberly-Clark Corp. (b)	5,373	524,405
Procter & Gamble Co.	73,086	10,492,226
		14,013,726

Insurance - 2.0%
Aflac, Inc.	7,253	815,382
Allstate Corp.	15,532	3,200,990
American International Group, Inc.	32,402	2,405,201
Aon PLC - Class A	4,030	1,273,722
Arch Capital Group Ltd. (a)	24,322	2,172,928
Arthur J Gallagher & Co.	6,058	1,218,324
Brown & Brown, Inc.	1	56
Chubb Ltd.	13,147	4,098,314
Cincinnati Financial Corp.	11,729	1,846,379
Hanover Insurance Group, Inc.	31,241	5,817,074
Hartford Insurance Group, Inc.	27,445	3,489,083
Loews Corp.	24,904	2,578,809
Markel Group, Inc. (a)	980	1,779,278
Marsh & McLennan Cos., Inc.	10,627	1,700,001
MetLife, Inc.	1	83

Principal Financial Group, Inc.	10,158	1,052,572
Progressive Corp.	16,814	3,201,386
Prudential Financial, Inc.	1	101
Travelers Cos., Inc.	13,562	3,958,612
W R Berkley Corp. (b)	18,845	1,197,411
White Mountains Insurance Group Ltd.	3,955	8,166,363
Willis Towers Watson PLC	3,031	756,750
		50,728,819

Materials - 1.9%
Air Products and Chemicals, Inc.	5,777	1,609,588
Corteva, Inc.	37,975	2,972,683
CRH PLC	41,106	4,471,922
Dow, Inc.	12,273	414,214
Ecolab, Inc.	5,050	1,292,800
Element Solutions, Inc.	139,340	5,912,196
Freeport-McMoRan, Inc.	48,557	3,190,680
International Flavors & Fragrances, Inc.	9,190	698,900
International Paper Co.	34,302	1,148,088
Linde PLC	11,776	5,860,797
Martin Marietta Materials, Inc.	1,363	792,775
NewMarket Corp.	7,617	5,892,359
Newmont Corp.	42,540	4,671,317
Nucor Corp.	11,968	2,992,000
Packaging Corp. of America	8,676	1,899,263
PPG Industries, Inc.	7,604	859,100
Sherwin-Williams Co.	5,147	1,563,865
Steel Dynamics, Inc.	6,451	1,678,228
Vulcan Materials Co.	2,122	600,356
		48,521,131

Media & Entertainment - 8.8%
Alphabet, Inc. - Class A	211,689	80,513,794
Alphabet, Inc. - Class C	168,951	63,598,225
Charter Communications, Inc. - Class A (a)	1,690	243,444
Electronic Arts, Inc.	6,097	1,229,887
Fox Corp. - Class A	31,313	2,001,527
Fox Corp. - Class B	19,352	1,110,611
Live Nation Entertainment, Inc. (a)(b)	2,914	490,747
Meta Platforms, Inc. - Class A	77,664	49,123,257
Netflix, Inc. (a)	149,580	12,866,872
Pinterest, Inc. - Class A (a)	8,137	163,147
Reddit, Inc. - Class A (a)	4,774	840,224
ROBLOX Corp. - Class A (a)	20,450	964,217
Take-Two Interactive Software, Inc. (a)	3,521	789,267
Trade Desk, Inc. - Class A (a)	14,963	322,602
Walt Disney Co.	58,485	5,955,528
Warner Bros Discovery, Inc. (a)	89,240	2,410,372
		222,623,722

Pharmaceuticals, Biotechnology & Life Sciences - 5.1%
AbbVie, Inc.	60,421	13,154,860
Agilent Technologies, Inc.	5,381	729,287
Alnylam Pharmaceuticals, Inc. (a)	4,191	1,265,598
Amgen, Inc.	21,051	7,089,766
Biogen, Inc. (a)	10,635	2,084,460
Bristol-Myers Squibb Co.	89,642	5,125,730
Bruker Corp. (b)	49,485	2,914,172
Danaher Corp.	20,592	3,761,541

Eli Lilly & Co.	30,321	33,504,705
Gilead Sciences, Inc.	52,840	7,103,281
Insmed, Inc. (a)(b)	1,928	206,122
IQVIA Holdings, Inc. (a)	3,661	667,071
Johnson & Johnson	97,133	21,886,979
Merck & Co., Inc.	95,848	11,379,075
Pfizer, Inc.	218,311	5,715,382
Regeneron Pharmaceuticals, Inc.	3,596	2,210,749
Thermo Fisher Scientific, Inc.	12,498	6,155,390
Vertex Pharmaceuticals, Inc. (a)	8,232	3,684,149
Waters Corp. (a)	2,158	827,744
West Pharmaceutical Services, Inc.	1,585	511,654
Zoetis, Inc.	10,541	818,930
		130,796,645

Real Estate Management & Development - 0.1%
CBRE Group, Inc. - Class A (a)	10,862	1,358,184
CoStar Group, Inc. (a)	6,794	218,767
		1,576,951

Semiconductors & Semiconductor Equipment - 16.7%
Advanced Micro Devices, Inc. (a)	58,445	30,163,465
Analog Devices, Inc.	17,806	7,369,013
Applied Materials, Inc.	30,189	13,586,861
Broadcom, Inc.	169,196	75,591,697
Entegris, Inc.	61,400	8,521,706
First Solar, Inc. (a)	1,445	443,312
Intel Corp. (a)	144,032	16,517,590
KLA Corp.	5,131	9,860,294
Lam Research Corp.	47,190	15,014,914
Marvell Technology, Inc.	30,841	6,322,405
Microchip Technology, Inc.	12,794	1,210,952
Micron Technology, Inc.	40,765	39,582,815
Monolithic Power Systems, Inc.	2,181	3,415,904
NVIDIA Corp.	824,378	174,059,171
ON Semiconductor Corp. (a)	9,326	1,124,902
Qnity Electronics, Inc.	2,199	343,044
QUALCOMM, Inc.	42,372	10,636,220
Teradyne, Inc.	5,278	1,975,608
Texas Instruments, Inc.	31,524	9,636,256
		425,376,129

Software & Services - 9.6%
Accenture PLC - Class A	26,999	5,050,703
ACI Worldwide, Inc. (a)	115,937	5,062,969
Adobe, Inc. (a)	15,371	3,984,317
AppLovin Corp. - Class A (a)	8,848	5,424,620
Atlassian Corp. - Class A (a)	3,871	416,558
Autodesk, Inc. (a)	4,452	1,029,792
Cadence Design Systems, Inc. (a)	10,033	3,761,673
CCC Intelligent Solutions Holdings, Inc. (a)	718,636	3,377,589
Cloudflare, Inc. - Class A (a)	7,261	1,755,855
Cognizant Technology Solutions Corp. - Class A	29,310	1,634,179
CoreWeave, Inc. - Class A (a)	10,609	1,162,004
Crowdstrike Holdings, Inc. - Class A (a)	8,452	6,178,412
Datadog, Inc. - Class A (a)	7,891	1,951,839
Fortinet, Inc. (a)	20,360	2,809,069
GoDaddy, Inc. - Class A (a)	3,858	331,132
HubSpot, Inc. (a)(b)	943	208,054

International Business Machines Corp.	36,257	10,797,334
Intuit, Inc.	12,500	4,144,125
Microsoft Corp.	264,982	119,305,496
MongoDB, Inc. (a)	2,945	988,195
Oracle Corp.	61,384	13,859,279
Palantir Technologies, Inc. - Class A (a)	77,941	12,200,884
Palo Alto Networks, Inc. (a)	28,397	7,999,151
Qualys, Inc. (a)	41,908	4,580,125
Roper Technologies, Inc.	1,588	516,942
Salesforce, Inc.	33,087	6,322,926
ServiceNow, Inc. (a)	38,002	4,726,309
Snowflake, Inc. - Class A (a)(b)	11,984	3,062,511
Strategy, Inc. - Class A (a)(b)	11,393	1,812,512
Synopsys, Inc. (a)	6,827	3,247,058
Trimble, Inc. (a)	17,812	1,004,775
VeriSign, Inc.	7,486	2,136,355
Workday, Inc. - Class A (a)	4,605	673,205
Zoom Communications, Inc. (a)	11,310	1,148,983
Zscaler, Inc. (a)	2,194	306,568
		242,971,498

Technology Hardware & Equipment - 9.8%
Amphenol Corp. - Class A	51,896	7,720,049
Apple, Inc.	522,890	163,173,053
Arista Networks, Inc. (a)	37,460	5,973,746
Ciena Corp. (a)	1,642	952,738
Cisco Systems, Inc.	139,405	16,787,150
Coherent Corp. (a)	2,224	803,909
Corning, Inc.	30,432	5,513,061
Dell Technologies, Inc. - Class C	12,583	5,296,311
Hewlett Packard Enterprise Co.	37,533	1,615,420
HP, Inc.	13,439	363,391
Keysight Technologies, Inc. (a)	4,659	1,576,279
Lumentum Holdings, Inc. (a)	1,008	861,800
Motorola Solutions, Inc.	2,415	973,921
NetApp, Inc.	13,903	2,423,154
Sandisk Corp./DE (a)	5,171	8,764,742
Seagate Technology Holdings PLC	8,257	7,264,509
Super Micro Computer, Inc. (a)	21,413	986,925
TE Connectivity PLC	21,767	4,645,295
Teledyne Technologies, Inc. (a)	1,851	1,147,305
Western Digital Corp. (b)	12,889	6,846,766
Zebra Technologies Corp. - Class A (a)	19,417	4,730,564
		248,420,088

Telecommunication Services - 0.7%
AT&T, Inc.	300,507	7,452,573
Comcast Corp. - Class A	119,171	2,963,783
T-Mobile US, Inc.	9,343	1,752,093
Verizon Communications, Inc.	142,711	6,823,013
		18,991,462

Transportation - 1.5%
CSX Corp.	97,460	4,411,040
Delta Air Lines, Inc.	27,173	2,241,229
Expeditors International of Washington, Inc.	12,714	2,008,685
FedEx Corp.	9,151	3,767,924
Norfolk Southern Corp.	12,421	3,787,908
Old Dominion Freight Line, Inc.	5,608	1,262,641

Saia, Inc. (a)	11,522	5,442,647
Southwest Airlines Co.	22,199	953,447
Uber Technologies, Inc. (a)	83,717	5,893,677
Union Pacific Corp. (b)	17,051	4,478,275
United Airlines Holdings, Inc. (a)	17,964	2,062,267
United Parcel Service, Inc. - Class B	22,021	2,349,420
		38,659,160

Utilities - 1.6%
Ameren Corp.	5,084	548,919
American Electric Power Co., Inc.	35,450	4,490,451
CenterPoint Energy, Inc. (b)	19,851	838,903
Consolidated Edison, Inc.	15,493	1,636,526
Constellation Energy Corp.	10,413	2,996,341
Dominion Energy, Inc.	28,368	1,898,954
Duke Energy Corp.	50,816	6,236,648
Edison International	6,769	473,424
Entergy Corp.	12,209	1,331,391
Evergy, Inc.	28,017	2,298,515
Eversource Energy	7	478
Exelon Corp.	56,998	2,601,389
FirstEnergy Corp.	22,807	1,058,017
NextEra Energy, Inc.	65,659	5,712,990
NiSource, Inc.	12,804	591,801
PG&E Corp.	51,951	848,879
PPL Corp.	4,513	159,715
Public Service Enterprise Group, Inc.	16,287	1,280,972
Sempra	25,441	2,267,556
Southern Co.	19,544	1,799,025
Vistra Corp.	11,194	1,793,615
WEC Energy Group, Inc.	944	104,831
Xcel Energy, Inc.	11,750	934,125
		41,903,465
TOTAL COMMON STOCKS (Cost $1,785,273,117)		2,374,466,709

EXCHANGE TRADED FUNDS - 4.5%	Shares	Value
Dimensional US Small Cap ETF	1,452,478	114,048,573
Vanguard Large-Cap ETF	922	321,068
TOTAL EXCHANGE TRADED FUNDS (Cost $90,989,974)		114,369,641

REAL ESTATE INVESTMENT TRUSTS - 1.5%	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	12,649	2,364,857
AvalonBay Communities, Inc.	4,478	817,280
Crown Castle, Inc.	17,839	1,632,269
Digital Realty Trust, Inc.	8,421	1,599,990
Equinix, Inc.	3,219	3,438,021
Equity Residential	57,703	3,776,661
Essex Property Trust, Inc.	1,653	450,674
Extra Space Storage, Inc.	3,390	489,211
First Industrial Realty Trust, Inc.	67,349	4,166,883
Invitation Homes, Inc.	53,859	1,575,376
Iron Mountain, Inc.	5,525	708,581
Prologis, Inc.	27,700	3,974,119
Public Storage	1,854	563,041
Realty Income Corp. (b)	58,512	3,585,615
SBA Communications Corp.	5,520	1,121,443
Simon Property Group, Inc.	10	2,049
Ventas, Inc.	7,505	633,572

VICI Properties, Inc. (b)	88,270		2,490,979
Welltower, Inc.	19,236		3,949,728
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $35,312,747)			37,340,349

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.5%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (c)	62,513,053		62,513,053
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $62,513,053)			62,513,053

MONEY MARKET FUNDS - 0.6%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (c)	15,114,496		15,114,496
TOTAL MONEY MARKET FUNDS (Cost $15,114,496)			15,114,496

TOTAL INVESTMENTS - 102.5% (Cost $1,989,203,387)			2,603,804,248
Liabilities in Excess of Other Assets - (2.5)%		(0.02509)	(63,726,297)
TOTAL NET ASSETS - 100.0%			$ 2,540,077,951

Percentages are stated as a percent of net assets.

LLC — Limited Liability Company
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $61,396,022.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

ActivePassive U.S. Equity ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,374,466,709	$ –	$ –	$ 2,374,466,709
Exchange Traded Funds	114,369,641	–	–	114,369,641
Real Estate Investment Trusts	37,340,349	–	–	37,340,349
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	62,513,053
Money Market Funds	15,114,496	–	–	15,114,496
Total Investments	$ 2,541,291,195	$ –	$ –	$ 2,603,804,248

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $62,513,053 presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.